SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of calculation of basic and diluted net income (loss) per common share (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Calculation Of Basic And Diluted Net Income Loss Per Common Share [Line Items]
Weighted-average ordinary shares outstanding, basic				47,667,440	46,603,282	46,743,539	45,800,696
Net income per common share, Basic				$ (1.00)	$ (0.32)	$ (0.46)	$ (0.33)
Net loss per share attributable to common stockholders,diluted				$ (1.00)	$ (0.32)	$ (0.46)	$ (0.33)
Northern Genesis Acquisition Corp II [Member]
Schedule Of Calculation Of Basic And Diluted Net Income Loss Per Common Share [Line Items]
Weighted average shares outstanding, basic and diluted (in Shares)			10,350,000
Basic and diluted net loss per common share (in Dollars per share)			$ 0.00
Redeemable common stock | Northern Genesis Acquisition Corp II [Member]
Schedule Of Calculation Of Basic And Diluted Net Income Loss Per Common Share [Line Items]
Allocation of net income (loss), as adjusted		$ 9,233,638		$ 3,309,040
Weighted average shares outstanding, basic and diluted (in Shares)		41,400,000		39,125,275
Basic and diluted net loss per common share (in Dollars per share)		$ 0.22		$ 0.08
Non Redeemable common stock | Northern Genesis Acquisition Corp II [Member]
Schedule Of Calculation Of Basic And Diluted Net Income Loss Per Common Share [Line Items]
Allocation of net income (loss), as adjusted	$ (1,000)	$ 2,308,410		$ 869,083
Weighted average shares outstanding, basic and diluted (in Shares)	10,350,000	10,350,000		10,275,824
Basic and diluted net loss per common share (in Dollars per share)	$ 0.00	$ 0.22		$ 0.08